Finance expense (Tables)	12 Months Ended
Dec. 31, 2025
Interest costs [abstract]
Summary of finance cost

	2025 £m	2024 £m	2023 £m
Finance expense arising on:
Financial liabilities at amortised cost	(612)	(569)	(672)
Net losses arising from:
Financial instruments mandatorily measured at fair value through profit or loss	337	(262)	(23)
Retranslation of loans	(338)	266	25
Reclassification of hedges from other comprehensive income	(4)	(4)	(4)
Unwinding of discounts on provisions	(29)	(25)	(15)
Finance expense arising on lease liabilities	(46)	(46)	(38)
Other finance expense	(9)	(29)	(65)
	(701)	(669)	(792)